Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
The following schedule discloses significant components of income tax expense (benefit) for each year presented:

	Year Ended December 31,
	2022	2021	2020
	(in thousands)
Current tax expense (benefit):
U.S. federal	$(345,263)	$440,649	$(358,548)
State and local	4,479	5,002	0
Total	(340,784)	445,651	(358,548)
Deferred tax expense (benefit):
U.S. federal(1)	45,249	(920,437)	228,300
Total	45,249	(920,437)	228,300
Total income tax expense (benefit) on income (loss) before equity in earnings of operating joint ventures	(295,535)	(474,786)	(130,248)
Income tax expense (benefit) on equity in earnings of operating joint ventures	(193)	(147)	(518)
Income tax expense (benefit) reported in equity related to:
Other comprehensive income (loss)(1)	(106,197)	(128,241)	70,806
Total income tax expense (benefit)	$(401,925)	$(603,174)	$(59,960)

Schedule of Effective Income Tax Rate Reconciliation
The differences between income taxes expected at the U.S. federal statutory income tax rate of 21% applicable for 2022, 2021 and 2020, and the reported income tax expense (benefit) are summarized as follows:

	Year Ended December 31,
	2022	2021	2020
	($ in thousands)
Expected federal income tax expense (benefit)(1)	$(207,292)	$(392,740)	$14,308
Non-taxable investment income	(46,426)	(48,662)	(46,836)
Tax credits	(47,544)	(36,806)	(27,980)
Changes in tax law	0	(3,644)	(70,121)
Other	5,727	7,066	381
Reported income tax expense (benefit)	$(295,535)	$(474,786)	$(130,248)
Effective tax rate(1)	29.9%	25.4%	(191.2)%

Schedule of Deferred Tax Assets and Liabilities
Schedule of Deferred Tax Assets and Deferred Tax Liabilities

	As of December 31,
	2022	2021
	(in thousands)
Deferred tax assets:
Insurance reserves(1)	$1,235,687	$2,351,754
Investments(1)	354,538	0
Net unrealized loss on securities(1)	481,989	0
Other(1)	2,801	2,895
Deferred tax assets	2,075,015	2,354,649
Deferred tax liabilities:
Deferred policy acquisition cost(1)	954,953	1,044,951
Deferred sales inducements(1)	80,116	87,070
Net unrealized gain on securities(1)	0	114,459
Investments(1)	0	135,128
Deferred tax liabilities	1,035,069	1,381,608
Net deferred tax asset (liability)	$1,039,946	$973,041
(1)    Amounts adjusted for the implementation of Accounting Standards Update ("ASU") 2018-12: Targeted Improvements to the Accounting for Long-Duration Contracts.